INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%		35.00%		35.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation	3.00%		6.00%		3.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	2.00%				3.00%
Effective Income Tax Rate Reconciliation, Tax Credits	(1.00%)		(3.00%)		(1.00%)
Effective Income Tax Rate Reconciliation, Allowance For Equity Funds Used During Construction	(2.00%)		(3.00%)		(1.00%)
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential	(8.00%)		(12.00%)		(5.00%)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes			(3.00%)		(2.00%)
Effective Income Tax Rate Reconciliation, Utility Repair Allowance	(1.00%)		(2.00%)		(1.00%)
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(3.00%)		(5.00%)		(3.00%)
Effective Income Tax Rate Reconciliation, Foreign Exchange And Inflation Effects	(1.00%)		2.00%		1.00%
Effective Income Tax Rate Reconciliation, Variable Interest Entities			1.00%		(1.00%)
Effective Income Tax Rate Reconciliation, Noncontrolling Interest Income (Expense)					1.00%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate			2.00%
Effective Income Tax Rate Reconciliation, Impairment Equity Method Investment			(2.00%)
Effective Income Tax Rate Reconciliation, Other Adjustments	(1.00%)		1.00%
Effective Income Tax Rate, Continuing Operations	23.00%		17.00%		29.00%
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 1,011,000,000		$ 448,000,000		$ 1,007,000,000
Income (Loss) from Continuing Operations before Income Taxes, Foreign	712,000,000		339,000,000		469,000,000
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	1,723,000,000	[1]	787,000,000	[1]	1,476,000,000	[1]
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	76,000,000		69,000,000		39,000,000
Current State and Local Tax Expense (Benefit)	(3,000,000)		(3,000,000)		40,000,000
Current Foreign Tax Expense (Benefit)	149,000,000		30,000,000		48,000,000
Current Income Tax Expense (Benefit)	222,000,000		96,000,000		127,000,000
Deferred Federal Income Tax Expense (Benefit)	176,000,000		(18,000,000)		216,000,000
Deferred State and Local Income Tax Expense (Benefit)	43,000,000		32,000,000		24,000,000
Deferred Foreign Income Tax Expense (Benefit)	(45,000,000)		27,000,000		58,000,000
Deferred Income Tax Expense (Benefit)	174,000,000		41,000,000		298,000,000
Investment Tax Credit	(2,000,000)		(4,000,000)		(3,000,000)
Income tax expense (benefit)	394,000,000	[1]	133,000,000	[1]	422,000,000	[1]
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	2,360,000,000		1,949,000,000
Deferred Tax Liabilities, Regulatory Assets and Liabilities	456,000,000		535,000,000
Deferred Tax Liabilities, Tax Deferred Income	13,000,000		23,000,000
Deferred Tax Liabilities, Loss On Reacquired Debt	12,000,000		15,000,000
Deferred Tax Liabilities, Property Taxes	43,000,000		38,000,000
Deferred Tax Liabilities, Investment in Noncontrolled Affiliates	152,000,000
Deferred Tax Liabilities, Other	30,000,000		72,000,000
Deferred Tax Liabilities	3,066,000,000		2,632,000,000
Deferred Tax Assets, Tax Credit Carryforwards, General Business	22,000,000		34,000,000
Deferred Tax Assets, Equity Method Losses	16,000,000		3,000,000
Deferred Tax Assets, Operating Loss Carryforwards	811,000,000		40,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	140,000,000		158,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	361,000,000		467,000,000
Deferred Tax Assets, Investment In Noncontrolled Affiliates			83,000,000
Deferred Tax Assets, Other	34,000,000		52,000,000
Deferred Tax Assets, State Income Taxes	58,000,000		73,000,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	8,000,000		10,000,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	5,000,000		304,000,000
Deferred Tax Assets, Gross	1,455,000,000		1,224,000,000
Deferred Tax Assets, Valuation Allowance	82,000,000		62,000,000
Deferred Tax Assets, Net	1,373,000,000		1,162,000,000
Net deferred income tax liability	1,693,000,000		1,470,000,000
Deferred Tax (Assets) Liabilities, Current, Net	173,000,000		(75,000,000)
Deferred Tax (Assets) Liabilities, Noncurrent, Net	1,520,000,000		1,545,000,000
Valuation Allowance [Line Items]
Increase (Decrease) In Valuation Allowance	20,000,000
Operating Loss Carryforwards [Line Items]
Accumulated undistributed earnings of non-U.S. subsidiaries	2,600,000,000
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	97,000,000		94,000,000		104,000,000
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	7,000,000		29,000,000		44,000,000
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions	26,000,000		4,000,000		3,000,000
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	3,000,000		5,000,000		15,000,000
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	9,000,000		9,000,000		54,000,000
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations			18,000,000		12,000,000
Unrecognized Tax Benefits, Balance as of December 31	72,000,000		97,000,000		94,000,000
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	72,000,000		76,000,000		76,000,000
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	7,000,000		5,000,000		13,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense	(3,000,000)		4,000,000		(16,000,000)
Unrecognized Tax Benefits, Income Tax Penalties Expense	(1,000,000)				3,000,000
Unrecognized Tax Benefits Interest On Income Taxes Accrued	3,000,000		6,000,000
Unrecognized Tax Benefits Income Tax Penalties Accrued	3,000,000		4,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(7,000,000)		(41,000,000)		(31,000,000)
Expiration Of Statute Of Limitations [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(7,000,000)		(6,000,000)		(7,000,000)
Potential Resolution Of Audit Issues [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit			(35,000,000)		(24,000,000)
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	52,000,000
Operating Loss Carryforwards, Nonexpiring	7,000,000
Operating Loss Carryforwards, Set To Expire	45,000,000
Mexico [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	176,000,000
Operating Loss Carryforwards, Cumulative Amount Utilized	163,000,000
Federal, State And Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	768,000,000
Federal Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	1,800,000,000
California Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	798,000,000
Deferred Tax Asset Valuation Allowance, Variable Interest Entities [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	116,000,000
Deferred Tax Asset Valuation Allowance, Foreign Net Operating Losses [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	14,000,000
Deferred Tax Asset Valuation Allowance, Future Foreign Deductions [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	8,000,000
Deferred Tax Asset Valuation Allowance, Federal State And Local Net Operating Losses [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	60,000,000
San Diego Gas and Electric Company and Subsidiary [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%		35.00%		35.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation	4.00%		5.00%		4.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	5.00%		4.00%		4.00%
Effective Income Tax Rate Reconciliation, Allowance For Equity Funds Used During Construction	(4.00%)		(3.00%)		(2.00%)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes			(3.00%)		(1.00%)
Effective Income Tax Rate Reconciliation, Utility Repair Allowance	(1.00%)		(2.00%)		(1.00%)
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(3.00%)		(2.00%)		(2.00%)
Effective Income Tax Rate Reconciliation, Variable Interest Entities	(1.00%)		1.00%		(2.00%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate			1.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	(1.00%)		(3.00%)		(3.00%)
Effective Income Tax Rate, Continuing Operations	34.00%		33.00%		32.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	692,000,000		531,000,000		550,000,000
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	(59,000,000)		69,000,000		70,000,000
Current State and Local Tax Expense (Benefit)	6,000,000		52,000,000		34,000,000
Current Income Tax Expense (Benefit)	(53,000,000)		121,000,000		104,000,000
Deferred Federal Income Tax Expense (Benefit)	253,000,000		75,000,000		75,000,000
Deferred State and Local Income Tax Expense (Benefit)	36,000,000		(21,000,000)		(2,000,000)
Deferred Income Tax Expense (Benefit)	289,000,000		54,000,000		73,000,000
Investment Tax Credit	1,000,000		(2,000,000)
Income tax expense (benefit)	237,000,000		173,000,000		177,000,000
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	1,152,000,000		982,000,000
Deferred Tax Liabilities, Regulatory Assets and Liabilities	230,000,000		230,000,000
Deferred Tax Liabilities, Loss On Reacquired Debt	5,000,000		7,000,000
Deferred Tax Liabilities, Property Taxes	30,000,000		25,000,000
Deferred Tax Liabilities, Other	19,000,000		17,000,000
Deferred Tax Liabilities	1,436,000,000		1,261,000,000
Deferred Tax Assets, Tax Credit Carryforwards, General Business	17,000,000		17,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	15,000,000		14,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	115,000,000		126,000,000
Deferred Tax Assets, Other	3,000,000		7,000,000
Deferred Tax Assets, State Income Taxes	24,000,000		33,000,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	33,000,000		192,000,000
Deferred Tax Assets, Net	207,000,000		389,000,000
Net deferred income tax liability	1,229,000,000		872,000,000
Deferred Tax (Assets) Liabilities, Current, Net	62,000,000		(129,000,000)
Deferred Tax (Assets) Liabilities, Noncurrent, Net	1,167,000,000		1,001,000,000
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	5,000,000		14,000,000		18,000,000
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions					1,000,000
Unrecognized Tax Benefits, Decreases Resulting from Prior Period Tax Positions			3,000,000
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	2,000,000		3,000,000		3,000,000
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities			9,000,000		8,000,000
Unrecognized Tax Benefits, Balance as of December 31	7,000,000		5,000,000		14,000,000
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate	7,000,000		5,000,000		13,000,000
Of the total, amounts related to tax positions that, if recognized, in future years, would increase the effective tax rate	7,000,000		5,000,000		13,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense			3,000,000		(4,000,000)
Unrecognized Tax Benefits Interest On Income Taxes Accrued	1,000,000		1,000,000
Southern California Gas Company [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%		35.00%		35.00%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Depreciation	6.00%		5.00%		6.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	4.00%		4.00%		4.00%
Effective Income Tax Rate Reconciliation, Allowance For Equity Funds Used During Construction	(2.00%)		(1.00%)		(1.00%)
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(7.00%)		(6.00%)		(6.00%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate			3.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	(3.00%)		(2.00%)		(4.00%)
Effective Income Tax Rate, Continuing Operations	33.00%		38.00%		34.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	431,000,000		463,000,000		418,000,000
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	(6,000,000)		43,000,000		52,000,000
Current State and Local Tax Expense (Benefit)	19,000,000		26,000,000		22,000,000
Current Income Tax Expense (Benefit)	13,000,000		69,000,000		74,000,000
Deferred Federal Income Tax Expense (Benefit)	128,000,000		108,000,000		67,000,000
Deferred State and Local Income Tax Expense (Benefit)	5,000,000		2,000,000		6,000,000
Deferred Income Tax Expense (Benefit)	133,000,000		110,000,000		73,000,000
Investment Tax Credit	(3,000,000)		(3,000,000)		(3,000,000)
Income tax expense (benefit)	143,000,000		176,000,000		144,000,000
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Liabilities, Property, Plant and Equipment	632,000,000		483,000,000
Deferred Tax Liabilities, Regulatory Assets and Liabilities	236,000,000		316,000,000
Deferred Tax Liabilities, Loss On Reacquired Debt	8,000,000		10,000,000
Deferred Tax Liabilities, Property Taxes	14,000,000		14,000,000
Deferred Tax Liabilities, Other	1,000,000		(1,000,000)
Deferred Tax Liabilities	891,000,000		822,000,000
Deferred Tax Assets, Tax Credit Carryforwards, General Business	16,000,000		17,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Other	39,000,000		41,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits	161,000,000		272,000,000
Deferred Tax Assets, Other	8,000,000		10,000,000
Deferred Tax Assets, State Income Taxes	18,000,000		18,000,000
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Loss Reserves	22,000,000		20,000,000
Deferred Tax Assets, Hedging Transactions	7,000,000		9,000,000
Deferred Tax Assets, Net	271,000,000		387,000,000
Net deferred income tax liability	620,000,000		435,000,000
Deferred Tax (Assets) Liabilities, Current, Net	44,000,000		17,000,000
Deferred Tax (Assets) Liabilities, Noncurrent, Net	576,000,000		418,000,000
Unrecognized Tax Benefits [Line Items]
Unrecognized Tax Benefits, Balance as of January 1	8,000,000		11,000,000		19,000,000
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	2,000,000		5,000,000		1,000,000
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities	10,000,000				1,000,000
Unrecognized Tax Benefits, Reductions Resulting from Lapse of Applicable Statute of Limitations			8,000,000		8,000,000
Unrecognized Tax Benefits, Balance as of December 31			8,000,000		11,000,000
Of the total, amounts related to tax positions that, if recognized, in future years, would decrease the effective tax rate			1,000,000		1,000,000
Unrecognized Tax Benefits, Interest on Income Taxes Expense	(1,000,000)		1,000,000		(3,000,000)
Unrecognized Tax Benefits, Income Tax Penalties Expense					1,000,000
Unrecognized Tax Benefits Interest On Income Taxes Accrued	1,000,000		2,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit			(5,000,000)		(7,000,000)
Southern California Gas Company [Member] | Expiration Of Statute Of Limitations [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit			(5,000,000)		(6,000,000)
Southern California Gas Company [Member] | Potential Resolution Of Audit Issues [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit					$ (1,000,000)

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.